Earnings (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Earnings Per Share

The factors used in the earnings per share computation follow:

	2012	2011	2010
Basic
Net loss	$(3,766)	$(5,425)	$(6,870)
Less: Preferred dividends and accretion of discount on preferred stock	4,632	(425)	(410)
Less: Net loss allocated to unvested share-based payment awards	—	34	29

Net earnings (loss) allocated to common stockholders	$866	$(5,816)	(7,251)

Weighted average common shares outstanding including unvested share-based payment awards	6,317,032	825,376	822,262
Less: Unvested share-based payment awards	(2,331)	(4,801)	(3,304)

Average shares	6,314,701	820,575	818,958

Basic earnings ( loss) per common share	$0.14	$(7.09)	$(8.85)

Diluted
Net earnings (loss) allocated to common stockholders	$866	$(5,816)	$(7,251)

Weighted average common shares outstanding for basic earnings (loss) per common share	6,314,701	820,575	818,958
Add: Dilutive effects of assumed exercises of stock options	948	—	—
Add: Dilutive effects of assumed exercises of stock warrant	—	—	—

Average shares and dilutive potential common shares	6,315,649	820,575	818,958

Diluted earnings (loss) per common share	$0.14	$(7.09)	$(8.85)

Summary of Anti-Dilutive Options or Warrants

The following potential average common shares were anti-dilutive and not considered in computing diluted earnings (loss) per common share because the Company had a loss from continuing operations.

	2012	2011	2010
Stock options	40,502	43,296	53,955
Stock warrant	49,474	67,314	67,314